September 28, 2012

VIA EDGAR

Bo Howell

Senior Counsel

Office of Disclosure and Review

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541, 811-21872

Dear Mr. Howell:

On July 16, 2012, Mutual Fund Series Trust (the "Registrant"), on behalf of the Catalyst Insider Buying Fund (the "Fund"), a series of the Registrant, filed a registration statement under the Securities Act of 1933 on Form N-1A.  On behalf of the Registrant, enclosed herewith for filing pursuant to Rule 485(b) promulgated under the Securities Act of 1933, please find Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (the “Amendment”).  The Amendment incorporates certain amendments and conforming changes to the Fund’s Registration Statement, including responses to oral comments you provided to Emily Little on August 23, 2012.  We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b). Please find below a summary of your comments and the Registrant's responses, which the Registrant has authorized Thompson Hine LLP to make on behalf of the Registrant.

Comment 1.

Fund Summary.  Please confirm that the expense limitation agreement for each applicable Fund will be filed in a post-effective amendment to the Registrant's Registration Statement.

Response:The Registrant has confirmed to us that the expense limitation agreement for the Fund will be filed in a post-effective amendment to the Registrant’s Registration Statement.

Comment 2.

Fund Summary – Principal Investment Strategies.  The Principal Investment Strategy indicates that “[t]he Fund will purchase positions in stocks that are experiencing significant insider buying…”  Please include a brief explanation of is meant by “significant”.

Response:     The Registrant has revised the disclosure contained in the “Fund Summary – Principal Investment Strategies” and “Additional Information about the Fund’s Principal Investment Strategies and Risks – Principal Investment Strategies” sections of the prospectus to include the following additional sentence: “The Advisor generally considers insider buying to be significant when three or more executives or directors of a company have recently purchased a total of at least 10,000 shares of their company stock.”

Comment 3.

Principal Investment Strategies.  The Item 4 and Item 9 disclosures are identical.  Please revise such that Item 4 is a summary and Item 9 provides a more detailed disclosure in Item 9.

Response:  The Registrant has revised the Item 9 disclosure (“Additional Information about the Fund’ Principal Investment Strategies and Risks – Principal Investment Strategies”) to provide more detailed disclosure of the Fund’s primary investment strategies.The following sentences were added to the fourth paragraph of this section:

“The Advisor focuses on insider trading by corporate executives and directors instead of other insiders such as large investors. The Advisor also considers the specific insider’s track record on their previous insider trades.”

Additionally, the Portfolio Risk section of Item 9 has been updated to include more robust disclosure.

Comment 4.

Please confirm that you believe the disclosure regarding market timing discussed in the Frequent Purchases and Redemptions of Fund Shares Section is described in sufficient specificity, as required under Item 11(e)(4)(iii) of Form N-1A.  Please revise this section if additional specificity is required.

Response: The Registrant believes market timing disclosures have been made with sufficient specificity, as required under Item 11(e)(4)(iii).

Comment 5.

SAI – Trustees and Officers.  In the discussion of the Leadership Structure, consistent with Rule 17b-1, please explain why the Registrant believes that the leadership structure is appropriate.  In particular, please explain what the determination of appropriateness is based on.

Response:  The Registrant’s current disclosure provides an explanation of the basis for the Registrant’s belief that the leadership structure of the Board of Trustees is appropriate and is consistent with the requirements of Item 17(b)(1) of Form N-1A.

*          *          *

The Registrant has authorized us to convey to you that the Registrant acknowledges:

•

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

•

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any further questions or additional comments, please contact JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/Thompson Hine LLP

Thompson Hine LLP